Financial Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial management [Abstract]
Liquidity risk
	December 31, 2020
	Effect on Income and Equity
	Carrying amount	Possible increase through maturity (Δ 25%)	Remote increase through maturity (Δ 50%)
LIBOR
Interest-bearing loans and borrowings	(48,942)	(71)	(141)

Maturity analysis for nonderivative financial liabilities
	Less than a year	1-2 years	2-3 years	3-4 years	More than 5 years	Total
Interest-bearing loans and borrowings (excluding items below, Note 17)	79,016	77,598	61,737	59,070	529,359	806,780
Lease liabilities (Note 19)	911	657	637	556	23,002	25,763
Acquisition of the last barge of the six liquid barges (Note 10 and Note 26)	583	550	550	549	548	2,780
Construction of two new tanks	356	-	-	-	-	356
Trade and other payables (Note 18)	58,889	-	-	-	-	58,889
Total	139,755	78,805	62,924	60,175	552,909	894,568